Business Segment and Geographical Information (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
	(in thousands)
Ireland	$758,530	$615,957	$2,365,689	$1,971,502
Rest of Europe	402,435	420,605	1,133,638	1,195,033
U.S.	647,278	755,100	1,891,317	2,356,954
Rest of World	234,569	238,368	670,857	717,086
Total	$2,042,812	$2,030,030	$6,061,501	$6,240,575

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
	(in thousands)
Ireland	$172,766	$211,855	$511,921	$687,137
Rest of Europe	51,515	55,040	94,884	148,774
U.S.	69,443	59,326	206,303	201,015
Rest of World	16,848	17,239	44,236	54,875
Sub-total	$310,572	$343,460	$857,344	$1,091,801
Amortization of intangible assets	(58,688)	(58,026)	(176,691)	(291,013)
Goodwill impairment	(165,300)	—	(165,300)	—
Total	$86,584	$285,434	$515,353	$800,788

Schedule of Distribution of Depreciation and Amortization by Geographical Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	September 30, 2025	December 31, 2024
	(in thousands)
Ireland	$238,817	$234,175
Rest of Europe	93,847	88,556
U.S.	134,221	145,391
Rest of World	58,293	62,359
Total	$525,178	$530,481